Segment information (Tables)	12 Months Ended
Dec. 31, 2020
Segment information
Schedule of segment information

		Green	VR
		energy	products		Property	Financial
	LCD/	products	and	Money	lease	technology	Corporate
For the year ended	LED	and services	services	lending	and	solutions	unallocated
December 31, 2020	products	(discontinued)	(discontinued)	services	management	and services	(note)	Consolidated
Revenues	$—	$—	$—	$1,667	$1,130	$1,496	$—	$4,293
Gross (loss) profit	—	—	—	1,565	(1,193)	(1,438)	—	(1,066)
Operating expenses	(616)	—	—	(3,048)	(4,889)	(56,892)	(831)	(66,276)
Operating (loss) profit from continuing operations	(616)	—	—	(1,483)	(6,082)	(58,330)	(831)	(67,342)
Other income (expenses)	(306)	—	—	22	(159)	10	(457)	(890)
(Loss) profit before provision for income taxes and non-controlling interests	(922)	—	—	(1,461)	(6,241)	(58,320)	(1,288)	(68,232)
Income tax benefit (expense)	—	—	—	(534)	400	443	—	309
Net (loss) profit from continuing operations	(922)	—	—	(1,995)	(5,841)	(57,877)	(1,288)	(67,923)

As of December 31, 2020
Identifiable long-lived assets	1	—	—	468	51,667	451	—	52,587
Total assets	375	—	—	25,625	52,116	11,997	17	90,130

		Green
		energy	VR		Property	Financial
		products	products	Money	lease	technology	Corporate
For the year ended	LCD/LED	and	and	lending	and	solutions	unallocated
December 31, 2019	products	services	services	services	management	and services	(note)	Consolidated
Revenues	$—	$—	$—	$3,930	$1,185	$—	$—	$5,115
Gross profit (loss)	—	—	—	3,798	(1,064)	—	—	2,734
Operating expenses	(933)	—	—	(1,971)	207	—	(769)	(3,466)
Operating (loss) profit from continuing operations	(933)	—	—	1,827	(857)	—	(769)	(732)
Other income (expenses)	165	—	—	2	—	—	32	199
(Loss) profit before provision for income taxes and non-controlling interests	(768)	—	—	1,829	(857)	—	(737)	(533)
Income tax (expense) benefit	—	—	—	(522)	112	—	—	(410)
Net (loss) profit from continuing operations	(768)	—	—	1,307	(745)	—	(737)	(943)

As of December 31, 2019
Identifiable long-lived assets	2	—	—	478	54,605	—	—	55,085
Total assets	1,018	5,368	—	46,140	65,383	21,795	13	139,717

		Green
		energy	VR	Money	Property	Corporate
For the year ended	LCD/LED	products	products	lending	lease and	unallocated
December 31, 2018	products	and services	and services	services	management	(note)	Consolidated
Revenues	$—	$—	$—	$980	$590	$—	$1,570
Gross profit (loss)	—	—	—	912	(599)	—	313
Operating expenses	(1,504)	—	—	(45)	(616)	(609)	(2,774)
Operating (loss) profit from continuing operations	(1,504)	—	—	867	(1,215)	(609)	(2,461)
Other income (expenses)	262	—	—	—	—	334	596
(Loss) profit before provision for income taxes and non-controlling interests	(1,242)	—	—	867	(1,215)	(275)	(1,865)
Income tax (expense) benefit	—	—	—	(175)	159	—	(16)
Net (loss) profit from continuing operations	(1,242)	—	—	692	(1,056)	(275)	(1,881)

Schedule of company's net revenue from external customers by geographic areas

	For the year ended December 31,
	2020	2019	2018
Hong Kong	4,235	5,115	1,570
Australia	58	—	—

Total	$4,293	$5,115	$1,570

	For the year ended December 31,
	2020	2019	2018
Hong Kong	4,235	5,115	1,570
Australia	58	—	—

Total	$4,293	$5,115	$1,570